FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Repayments	$ 0		$ 696	$ 696		$ 250
Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	1,568		3,965	3,965
Change in fair value	(15)		93
Repayments	0		(709)
Conversion to equity	0		(356)
Fair value at the end of the period	1,553		2,993	1,568		3,965
Warrants to purchase preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period			2	2
Fair value at the end of the period						2
Private Warrants to purchase ordinary shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period		[1]	2	2
Change in fair value			(1)
Repayments	0		0
Conversion to equity	0		0
Fair value at the end of the period			1		[1]	2
Warrants [Member] | Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	1,568		3,965	3,965		0
Issuance						4,622
Change in fair value				292		(407)
Repayments				(709)		(250)
Conversion to equity				(1,980)		0
Fair value at the end of the period				1,568		3,965
Warrants [Member] | Warrants to purchase preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period			0	0		200
Issuance						0
Change in fair value						134
Repayments						0
Conversion to equity						(334)
Fair value at the end of the period						0
Warrants [Member] | Private Warrants to purchase ordinary shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period		[1]	$ 2	2		0
Issuance						1,130
Change in fair value				(2)		(1,128)
Repayments				0		0
Conversion to equity				0		0
Fair value at the end of the period					[1]	$ 2

[1]	Represents an amount less than $1